Related Party Transactions	6 Months Ended
Jan. 26, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 6 — RELATED PARTY TRANSACTIONS
Founder Shares
On July 17, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 12,350,000 Class B ordinary shares (the “Founder Shares”) (after giving effect to a share recapitalization), initially held by an affiliate of the Sponsor. On August 24, 2020, the Sponsor transferred 215,625 Founder Shares to Chenling Zhang, the Company’s independent director, for an aggregate purchase price of $625. On September 21, 2020, the Company effected a share capitalization, pursuant to which an additional 2,000,000 Founder Shares were issued for no consideration, resulting in there being 10,625,000 Founder Shares outstanding. Following the share capitalization on September 21, 2020 and Ms. Zhang’s waiver of her right to receive shares under such capitalization, the Sponsor held an aggregate of 10,409,375 Founder Shares. All share and per-share
amounts have been retroactively restated to reflect the share capitalization. On December 30, 2020, the Sponsor transferred 40,000 Founder Shares to each of the other independent directors for approximately $0.003 per share. On January 5, 2021, the Sponsor transferred to the anchor investors an aggregate of 1,000,000 Founder Shares for no cash consideration. On January 21, 2021, the Company effected a share capitalization pursuant to which 1,725,000 Founder Shares were issued, resulting in 12,350,000 Founder Shares outstanding, of which 11,014,375 Founder Shares are held by the Sponsor. The Founder Shares held by the Sponsor include an aggregate of up to 1,350,000 shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised and 2,000,000 Class B ordinary shares issued and retained by the Sponsor in connection with the forward purchase agreements, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the sum of the Company’s issued and outstanding ordinary shares after the Initial Public Offering plus 8,000,000 Class A ordinary shares to be sold pursuant to the forward purchase agreements. As a result of the underwriters’ election to fully exercise their over-allotment option on January 26, 2021, a total of 1,350,000 Founder Shares are no longer subject to forfeiture.
The initial shareholder has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Support Agreement
Commencing on January 21, 2021, the Company entered into an agreement to pay the Sponsor up to $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.
Promissory Note — Related Party
On July 17, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to an affiliate of the Sponsor, which was assigned to the Sponsor on August 24, 2020, pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note is non
-interest
bearing and payable on the earlier of (i) December 31, 2021 and (ii) the completion of the Initial Public Offering. On January 26, 2021, at the closing of the Initial Public Offering, $191,819 was repaid. As of January 26, 2021, there is $7,000 in borrowings outstanding under the Promissory Note, which is currently due on demand.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of January 26, 2021, the Company had no outstanding borrowings under the Working Capital Loans.